INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 22.2	$ 19.0	$ 16.6
Additions to current year tax positions	0.2	3.2	2.4
Reductions to prior years' tax positions	(22.2)
Balance at end of year	$ 0.2	$ 22.2	$ 19.0